CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statements of Cash Flows
Net cash generated from operating activities	¥ 852,833	$ 122,502	¥ 637,204	¥ 25,602
Net cash used in investing activities	(1,912,482)	(274,711)	(1,230,953)	(4,105,923)
Net cash generated from financing activities	2,011,812	288,978	557,149	3,730,859
Net increase/(decrease) in cash and cash equivalents	957,807	137,580	16,579	(397,703)
Cash and cash equivalents at beginning of year	1,630,444		1,240,431
Cash and cash equivalents at end of year	1,994,683	286,518	1,630,444	1,240,431
Parent | Reportable legal entities
Condensed Statements of Cash Flows
Net cash generated from operating activities	4,218	606	3,132	56,730
Net cash used in investing activities	(1,224,149)	(175,838)	(41,166)	(3,069,955)
Net cash generated from financing activities	1,224,514	175,891	4,249	3,031,915
Net increase/(decrease) in cash and cash equivalents	4,583	659	(33,785)	18,690
Cash and cash equivalents at beginning of year	5,350	768	39,135	39,135
Cash and cash equivalents at end of year	¥ 9,933	$ 1,427	¥ 5,350	¥ 39,135